Leases - Dislosure Of Lease Expenditure Recognised Explanatory (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Depreciation of right-of-use assets	$ 22	$ 25	$ 27
System Fund depreciation of right-of-use assets	2	3	3
System Fund impairment reversal	0		(3)
Expense relating to variable lease payments	62	47	31
Expense relating to short-term leases and low-value assets	2	1	1
Income from operating subleases of right-of-use assets	(2)	(1)	(1)
Recognised in operating profit	86	75	58
Interest on lease liabilities	29	29	29
Total recognised in the Group income statement	$ 115	$ 104	$ 87